Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Percentage of valuation allowance provided			100.00%		100.00%
Revenue	$ 0	$ 0	$ 0	$ 21,000	$ 21,000	$ 64,000
Common stock share issued		1,500,000
Fifteen Non Affilated Investors [Member]
Common stock share issued					321,500
Proceeds from issuance of common stock					$ 1,607,500